Investments In and Advances To Affiliates - Summarized Financial Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Revenue	$ 3,060	$ 3,627	$ 3,078	$ 2,852	$ 2,770	$ 3,036	$ 2,700	$ 2,635	$ 12,617	$ 11,141	$ 9,660
Operating margin	563	$ 892	$ 563	$ 530	559	760	728	664	2,548	2,711	2,693
Net income (loss)					(1,330)	$ 485	$ (77)	$ (29)	(505)	(951)	152
Assets, Current	7,643				5,356				7,643	5,356	5,414
Liabilities, Current	6,491				4,732				6,491	4,732
Liabilities, Noncurrent	26,047				22,407				26,047	22,407
Stockholders' Equity Attributable to Noncontrolling Interest	2,067				1,769				2,067	1,769		$ 2,217	$ 2,233
Stockholders' Equity Attributable to Parent	2,437				2,798				2,437	2,798
Undistributed Earnings Of Minority Owned Affiliates Included In Retained Earnings	288								288
Distributions Received From Minority Owned Affiliates									47	25	14
Basis Difference Between Carrying Amount And Investment	202								202
Minority Owned Affiliates
Schedule of Equity Method Investments [Line Items]
Revenue									1,780	1,316	1,880
Operating margin									(361)	(53)	213
Net income (loss)									(527)	(242)	(538)
Net Income (Loss) Attributable to Affiliates									(405)	(40)	(411)
Assets, Current	2,223				1,180				2,223	1,180
Assets, Noncurrent	7,522				6,497				7,522	6,497
Liabilities, Current	1,931				1,414				1,931	1,414
Liabilities, Noncurrent	4,040				3,602				4,040	3,602
Stockholders' Equity Attributable to Noncontrolling Interest	796				869				796	869
Stockholders' Equity Attributable to Parent	2,978				1,792				2,978	1,792
Majority Owned Affiliates
Schedule of Equity Method Investments [Line Items]
Revenue									1	1	1
Operating margin									(1)	(1)	(3)
Net income (loss)									0	(3)	(4)
Net Income (Loss) Attributable to Affiliates									0	(3)	$ (4)
Assets, Current	125				122				125	122
Assets, Noncurrent	643				771				643	771
Liabilities, Current	118				126				118	126
Liabilities, Noncurrent	677				793				677	793
Stockholders' Equity Attributable to Noncontrolling Interest	(1)				0				(1)	0
Stockholders' Equity Attributable to Parent	$ (26)				$ (26)				$ (26)	$ (26)